Business Combination	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
BUSINESS COMBINATION
5.	BUSINESS COMBINATION

(a)	Business combination between BTG, Bitdeer and BSGA (the “Business Combination”)

On December 15, 2021, Bitdeer entered into an Amended and Restated Agreement and Plan of Merger, which was subsequently amended on May 30, 2022, December 2, 2022 and March 7, 2023 (the “Merger Agreement”), pursuant to which BTG, Bitdeer and BSGA entered into a Business Combination transaction via a multiple-merger structure, where (i) Blue Safari Merge Limited, a British Virgin Islands business company and a wholly-owned subsidiary of BTG merged with and into BSGA, with BSGA being the surviving entity, (ii) BSGA merges with and into Blue Safari Merge II Limited, a British Virgin Islands business company and a wholly-owned subsidiary of BTG, with Blue Safari Merge II Limited being the surviving entity, and (iii) Bitdeer Merge Limited, an exempted company with limited liability incorporated under the laws of Cayman Islands and a direct wholly-owned subsidiary of BTG, merged into and with Bitdeer, with Bitdeer being the surviving company and becoming a wholly-owned subsidiary of BTG.

On April 13, 2023, the Business Combination was completed in accordance with the Merger Agreement. Upon completion of the Business Combination, (i) each ordinary share of BSGA issued and outstanding were cancelled in exchange for one BTG Class A ordinary shares, of which 2,607,498 Class A ordinary shares were issued, (ii) each ordinary share and preferred share of Bitdeer issued and outstanding were cancelled in exchange for BTG Class A ordinary shares, and, in the case of the ordinary share and preferred share of Bitdeer held by Jihan Wu, founder of Bitdeer, or the entity controlled by him, namely Victory Courage Limited, BTG Class V ordinary shares, at an exchange ratio of approximately 0.00858, of which 60,281,185 BTG Class A ordinary shares and 48,399,922 Class V ordinary shares were issued, (iii) each share award to acquire ordinary shares of Bitdeer granted under Bitdeer’s 2021 Share Incentive Plan outstanding, whether vested or unvested, were assumed by BTG and converted into a share award representing the same rights to receive BTG Class A ordinary shares, except that the number of BTG Class A ordinary shares subject to such share awards shall equal to the product of (A) the number of Bitdeer ordinary shares that were subject to such Bitdeer share awards, multiplied by (B) an exchange ratio of approximately 0.00858.

The share capital, other reserve, weighted average number of shares outstanding and loss per share calculations have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio as a result of the Business Combination.

The Business Combination is accounted for as a “reverse recapitalization” in accordance with IFRS as issued by IASB, as defined below. Under this method of accounting, Bitdeer has been identified as the acquirer and BSGA and BTG have been treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the fact that subsequent to the Business Combination, Bitdeer’s shareholders have a majority of the voting power of the Company, Bitdeer comprises all of the ongoing operations of the combined company, Bitdeer comprises a majority of the governing body of the combined company, and Bitdeer’s senior management comprises all of the senior management of the combined company. As BSGA does not meet the definition of a business as defined in IFRS 3, “Business Combinations”, the transaction is outside the scope of IFRS 3 and is accounted for as an equity settled, share-based payment transaction in accordance with IFRS 2, “Share-based Payment”. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Bitdeer issuing ordinary shares at the fair value in order for the ownership interest in the combined entity to be the same as if the transaction had taken the legal form of Bitdeer acquiring 100% of BSGA and BTG, accompanied by a recapitalization. Any difference between the fair value of the ordinary shares deemed to have been issued by Bitdeer and the amount of pre-existing debtor relationship between Bitdeer and BSGA, and the fair value of BSGA’s and BTG’s net liabilities assumed represents a listing fee through profit or loss. No goodwill or other intangible assets was recorded. Operations prior to the Business Combination was those of Bitdeer.

As a result of this reverse recapitalization, a listing fee of US$33.2 million has been recorded to reflect the difference between the fair value of ordinary shares deemed to be issued to the shareholders of BSGA, the settlement of pre-existing debtor relationship with BSGA, and the fair value of net liabilities of BSGA and BTG assumed. Bitdeer’s transaction-related costs of US$8.0 million, such as commissions, professional fees and regulatory fees are directly attributable to this transaction were recorded in equity as a deduction of other reserve. Net payment related to Business Combination is US$7.7 million, which comprises of the transaction-related costs of US$8.0 million offset against with cash and cash equivalents of US$0.3 million acquired.

The details of the purchase price allocation of the identifiable assets acquired and liabilities assumed are as follows:

At April 13, 2023
In thousands of USD, except for the closing price of BSGA’s share and the number of ordinary shares information
Number of outstanding ordinary shares held by BSGA’s shareholders on acquisition date (thousand shares)	2,607
Closing price of BSGA’s ordinary shares on acquisition date (in USD)	10
Fair value of BSGA’s ordinary shares on acquisition date	26,075
Settlement of pre-existing debtor relationship with BSGA*	2,607
Total fair value of consideration transferred	28,682

Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	317
Prepayments and other assets	48
Other payables and accruals	(4,834)
Total fair value of assets acquired and liabilities assumed	(4,469)

Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as listing fee	33,151

* Settlement of pre-existing debtor relationship with BSGA represent lending made to BSGA.

(b)	Acquisition of Troll Housing AS and Tydal Data Center AS (the “Norway Acquisition”)

In April 2024, the Group entered into a share purchase agreement with Renol Invest AS and Bryhni.com AS, the owners of both Troll Housing AS and Tydal Data Center AS (collectively, the “Target Companies” or “Troll and Tydal”), to purchase 100% of the equity interest, thereby obtaining control of the Target Companies. Troll and Tydal are private limited liability companies incorporated in Norway, and conduct business for the management and operation of datacenter. The acquisition was closed on April 15, 2024.

The Group accounted for the acquisition as a business combination under IFRS 3, using the acquisition method.

The details of the purchase consideration, the net assets acquired, and goodwill are as follows:

In thousands of USD	At April 15, 2024
Purchase consideration
Cash consideration paid	15,000
Senior secured notes (1)	15,091
417,130 Class A ordinary shares (2)	2,357
Class A ordinary share call options (3)	504
Total purchase consideration	32,952
Settlement of pre-existing debtor relationship with the Target Companies (4)	(10,061)
Fair value of consideration transferred	22,891

(1)	The Group issued US$15.0 million in aggregate principal amount of senior secured notes on April 15, 2024, in relation to the business combination. The senior secured notes bear an annual interest of 6.0%, mature five years after April 15, 2024, and are secured by 100% of the shares of the Target Companies. The fair value of the senior secured notes is measured by calculating the present value of the notes using the effective interest rate. For the year ended December 31, 2024, the Group recognized interest expense of approximately US$0.5 million. In December 2024, the Group fully repaid the outstanding amount and the pledged shares were subsequently released following the settlement of the outstanding principal balance.

(2)	The fair value of the Class A ordinary shares is determined based on the number of shares transferred and the closing price on April 15, 2024. The shares are transferred upon the completion of the acquisition.

(3)	The Group issued Class A ordinary share call options at a strike price of US$35.96 per share, with the expiry date set as the later of April 15, 2029, or six months after all principal and interest accrued under the senior secured notes have been repaid. The fair value was recognized on April 15, 2024 based on the binomial model with the assistance of an independent valuation specialist. The following table provides the key inputs used in the model for determining the value of the option:

At April 15, 2024
Share price	5.65
Dividend yield (%)	-
Expected volatility (%)	126%
Risk-free interest rate (%)	4.65%

(4)	Settlement of pre-existing debtor relationship with the Target Companies represents the payable amount of approximately US$16.4 million from the Group to the Target Companies in relation to the services provided and offset against a prepayment made by the Group to the Target Companies of approximately US$6.3 million. The services provided by the Target Companies, include electricity supply, construction services, and daily operational management for the mining datacenters prior to April 15, 2024.

(5)	Acquisition-related cost amount to approximately US$0.3 million are included in general and administrative expenses.

For financial reporting purposes, the fair value of the net assets acquired from the Target Companies is based on their financial statements as of March 31, 2024, which is the most recent financial statement available at the time of the fair value assessment on April 15, 2024. There were no material transactions occurring between March 31, 2024 and April 15, 2024.

The assets and liabilities recognized as a result of the acquisition are as follows:

In thousands of USD	At April 15, 2024
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents	8,723
Trade receivables	49
Prepayments and other assets	2,690
Right-of-use assets	122
Property, plant and equipment	1,323
Identified intangible assets: rights to electrical capacity	22,429
Deferred tax assets	32
Trade payables	(3,367)
Other payables and accruals	(16,384)
Income tax payables	(1,962)
Lease liabilities	(122)
Deferred tax liabilities	(5,093)
Net identifiable assets acquired	8,440
Goodwill	14,451
Net assets acquired	22,891

The fair value of the land on April 15, 2024, of which the amount was included in property, plant and equipment, was measured using the sales comparison method under the market approach with the assistance of an independent valuation specialist and amounted to US$1.1 million.

The rights to electrical capacity acquired in the Norway Acquisition are recognized at fair value and the fair value on April 15, 2024 was US$22.4 million using the multi-period excess earnings method under the income approach, with assistance from an independent valuation specialist. The key inputs include operation projection and the discount rate. The rights to electrical capacity are granted by the Norwegian state and regional electricity grid operator and do not expire as long as they are being utilized. The Group intends to fully utilize the capacity in its operations and considers this intangible asset to have indefinite useful lives. The intangible asset is tested for impairment annually or whenever there is an indication at the end of a reporting period that the asset may be impaired.

The above goodwill is primarily attributable to the ability and experience in regional operations and cannot be recognized as separate intangible assets. The goodwill is not deductible for tax purposes.

Deferred tax liabilities relating to temporary differences between the tax bases and accounting bases of the assets acquired on April 15, 2024 were recognized in an amount of US$5.1 million.

For the period from April 15, 2024, to December 31, 2024, the Target Companies contributed revenue and net income of nil and US$3.9 million, respectively. On an unaudited pro forma basis, assuming this business combination had occurred on January 1, 2024, the Target Companies would have contributed revenue and net income of approximately nil and US$5.0 million for the year ended December 31, 2024. The Target Companies generated revenue solely from providing services to the Group. The Group achieved cost and expense savings from the acquisition, as a result of retaining the margins the Target Companies would have charged if they were not acquired.

(c) Acquisition of FreeChain Inc. (the “FreeChain Acquisition”)

In June 2024, the Group entered into a share purchase agreement with the shareholders of FreeChain Inc. (“FreeChain”) to purchase 100% of the equity interest, thereby obtaining control of FreeChain. FreeChain is an exempted company with limited liability incorporated under the laws of the Cayman Islands and conducts development in mining rigs. The acquisition was closed on September 13, 2024.

The Group accounted for the acquisition as a business combination under IFRS 3, using the acquisition method.

The details of the purchase consideration, the net assets acquired, and goodwill are as follows:

In thousands of USD	At September 13, 2024
Purchase consideration
12,514,600 Class A ordinary shares (1)	70,274
255,400 Holdback shares (2)	1,434
Class A ordinary share awards (3)	2,096
Total purchase consideration	73,804

(1)	The Group issued 18,786,600 Class A ordinary shares as part of the acquisition proceeds, of which 12,514,600 Class A ordinary shares were included as part of the purchase consideration. The shares included as part of the purchase consideration had a price of US$5.6154 per share, representing the fair value determined based on the number of shares transferred and the closing price on September 13, 2024 and adjusted for a discount reflecting the lock-up period associated with the share issuance. The remaining portion of the shares were accounted for as remuneration cost under IFRS 2, as the recipients of those shares are subject to continued employment after the acquisition, see Note 21. All shares were transferred upon the completion of the acquisition.

(2)	Holdback shares refer to the Group’s Class A ordinary shares that may be issued depending on the post-closing adjustment amount, as defined in the share purchase agreement, to be determined within 60 days after September 13, 2024. Of the total 383,400 Class A ordinary shares issuable as the holdback shares, 255,400 shares were included as part of the purchase consideration. The shares included as part of the purchase consideration had a price of US$5.6154 per share, representing the fair value determined based on the number of shares reserved and the closing price on September 13, 2024 and adjusted for a discount reflecting the lock-up period associated with the reserved shares. The subsequent change in fair value of these shares between September 13, 2024 and the date of issuance in the amount of US$3.2 million was included in other net gains / (losses). The remaining portion of the holdback shares were accounted for as remuneration cost under IFRS 2, as the recipients of those shares are subject to continued employment after the acquisition, see Note 21. The holdback shares were issued to the shareholders in December 2024.

(3)	The Group exchanged equity-settled share-based payment awards held by the shareholders and employees issued by FreeChain (the “acquiree’s awards”) for equity-settled share-based payment awards issued by the Group under the 2023 Plan (the “replacement awards”). The fair value of the replacement awards was US$5.7 million. The purchase consideration includes US$2.1 million of the fair value of replacement awards, representing the replacement rewards transferred to the shareholders and employees of FreeChain when the acquiree’s awards were substituted by the replacement awards, which relates to pre-acquisition service compensation. The remaining replacement rewards with a fair value of US$3.6 million will be recognized as post-acquisition service compensation. See Note 21.

The fair value of the replacement awards was determined on September 13, 2024 using the binomial model with the assistance of an independent valuation specialist. The following table provides the key inputs used in the model for determining the value of the option:

At September 13, 2024
Share price	6.89
Dividend yield (%)	-
Expected volatility (%)	114%
Risk-free interest rate (%)	3.66%

(4)	Acquisition-related cost amount to approximately US$0.3 million are included in general and administrative expenses.

The assets and liabilities recognized as a result of the acquisition are as follows:

In thousands of USD	At September 13, 2024
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents	226
Prepayments and other assets	50
Property, plant and equipment	55
Identified intangible assets: technologies	63,633
Trade payables	(708)
Deferred tax liabilities	(10,819)
Net identifiable assets acquired	52,437
Goodwill	21,367
Net assets acquired	73,804

The technologies acquired in the business combination are recognized at fair value and the fair value on September 13, 2024 was US$63.6 million using the multi-period excess earnings method under the income approach, with assistance from an independent valuation specialist. The key inputs include operation projection and the discount rate. The Group estimates each of the intangible assets to have a respective useful life of three years.

The above goodwill is primarily attributable to the assembled workforce and the synergy effect it brings to the Group’s mining rig development and cannot be recognized as separate intangible assets. The Goodwill is not deductible for tax purposes.

Deferred tax liabilities relating to temporary differences between the tax bases and accounting bases of the assets acquired on September 13, 2024 were recognized in an amount of US$10.8 million.

For the period from September 13, 2024 to December 31, 2024, FreeChain contributed revenue and net loss of approximately nil and US$0.2 million, respectively. On an unaudited pro forma basis, assuming this business combination had occurred on January 1, 2024, FreeChain would have contributed revenue and net loss of approximately nil and US$0.7 million for the year ended December 31, 2024. The mining rigs developed by FreeChain have not yet been mass delivered by the end of 2024, and no external revenue was generated for the year ended December 31, 2024.